Long-term Debt (Tables)	12 Months Ended
Oct. 31, 2022
Long-term Debt

Movement in long-term debt	$
Balance - October 31, 2020	799,814
Additions to debt (Notes 14.1, 14.3, 14.4, 14.5, 14.6, 14.7)	1,452,056
Reclassification to acquisition consideration payable	(100,000)
Interest accretion	565,506
Debt payments	(507,715)
Balance - October 31, 2021	2,209,661
Additions to debt (Note 14.1, 14.2)	1,350,000
Settlement of debt (Note 14.1)	(706,352)
Interest accretion	488,316
Debt payments	(732,803)
Balance – October 31, 2022	2,608,822
Current portion	1,769,600
Non-current portion	839,222